Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 1,043,374	$ 31,937,678	$ 31,020,663	$ 27,968,705
Income tax expense calculated at the statutory rates	442,359	13,540,599	10,890,498	8,634,187
Nontaxable expense (income) in determining taxable income	11,533	353,019	483,715	(34,954)
Tax-exempt income	(82,177)	(2,515,453)	(623,566)	(700,274)
Additional income tax on unappropriated earnings	(33,406)	(1,022,560)	1,076,353	829,345
Loss carry-forward and income tax credits currently used	(31,726)	(971,124)	(1,124,043)	(898,700)
Remeasurement of deferred income tax assets, net	(156,036)	(4,776,271)	(4,131,473)	(2,797,673)
Changes in estimate for prior periods	(3,392)	(103,822)	(88,162)	28,160
Withholding tax	293	8,981	40,281	81,543
Land value increment tax				249,210
Income tax expense recognized in profit or loss	$ 147,448	$ 4,513,369	$ 6,523,603	$ 5,390,844